Insurance Subsidiaries - Dividends Restrictions and Approved Distributions (Details) (USD $)	0 Months Ended		12 Months Ended								0 Months Ended						12 Months Ended						12 Months Ended					12 Months Ended							0 Months Ended
	May 08, 2013	Jun. 26, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 ING USA Iowa		Dec. 31, 2012 ING USA Iowa		Dec. 31, 2011 ING USA Iowa	Dec. 09, 2013 ING Life Insurance and Annuity Company (ILIAC) Connecticut		May 08, 2013 ING Life Insurance and Annuity Company (ILIAC) Connecticut		Jun. 26, 2012 ING Life Insurance and Annuity Company (ILIAC) Connecticut		Dec. 31, 2013 ING Life Insurance and Annuity Company (ILIAC) Connecticut		Dec. 31, 2012 ING Life Insurance and Annuity Company (ILIAC) Connecticut		Dec. 31, 2011 ING Life Insurance and Annuity Company (ILIAC) Connecticut		Dec. 31, 2013 Security Life of Denver Insurance Company (SLD) Colorado		Dec. 31, 2012 Security Life of Denver Insurance Company (SLD) Colorado		Dec. 31, 2011 Security Life of Denver Insurance Company (SLD) Colorado	Dec. 31, 2013 ReliaStar Life Insurance Company (RLI) Minnesota		Dec. 31, 2012 ReliaStar Life Insurance Company (RLI) Minnesota		Dec. 31, 2011 ReliaStar Life Insurance Company (RLI) Minnesota	Dec. 31, 2013 Principal Insurance Subsidiaries	Dec. 31, 2012 Principal Insurance Subsidiaries	Jun. 26, 2012 SLDI	Jun. 28, 2012 Subsidiary of Security Life of Denver International Limited	Dec. 31, 2012 No Further Extraordinary Distributions Approved before June 26, 2013		Dec. 31, 2013 No Further Extraordinary Distributions Approved before May 8, 2014		Dec. 31, 2013 No Further Extraordinary Distributions Approved before December 9, 2014
Insurance [Abstract]
Percentage threshold of dividends paid in previous twelve months to earned statutory surplus of prior year end, requiring approval of payment of dividends if exceeded			10.00%
Statutory Accounting Practices [Line Items]
Dividends Permitted Without Approval						$ 216,300,000	[1]	$ 0		$ 0							$ 371,400,000	[2]	$ 264,100,000	[3]	$ 190,000,000	[4]	$ 32,500,000	[1]	$ 0		$ 0	$ 194,000,000	[1]	$ 0		$ 0					$ 264,100,000	[3]	$ 281,400,000	[2]	$ 90,000,000	[2]
Dividends Paid			5,200,000	0	0	0	[5]	0	[5]		90,000,000	[6]	174,000,000	[6]	190,000,000	[6]	264,000,000	[6]	190,000,000	[6]			0	[7]	0	[7]		0	[8]	130,000,000	[8]
Return of Capital Distributions						230,000,000	[5]	250,000,000	[5]								0	[6]	150,000,000	[6]			447,000,000	[7]	80,000,000	[7]		583,000,000	[8]	0	[8]
Dividend approved by authoritative body																			340,000,000	[6]
Contributions from (distributions to) participants in consolidated investment entities	1,400,000,000	800,000,000	1,197,300,000	1,262,000,000	647,700,000																														500,000,000
Negative unassigned funds account, balance reset																																		0
Statutory capital and surplus						1,941,600,000		2,174,100,000									2,010,800,000		1,921,800,000				1,034,000,000		1,459,900,000			1,942,500,000		2,278,600,000			0
Capital contribution																																			400,000,000
Repayment of intercompany loan																																				$ 100,000,000

[1]	These can be paid as ordinary dividends after May 8, 2014.
[2]	can be paid as ordinary dividends after May 8, 2014. $90.0 can be paid as ordinary dividends after December 9, 2014.
[3]	$264.1 could have been paid without approval after June 26, 2013. $174.0 was paid on May 8, 2013 as an extraordinary distribution. $90.0 was paid as an ordinary dividend on December 9, 2013.
[4]	$190.0 was paid as part of the June 26, 2012 distribution of $800.0.
[5]	Iowa Insurance Division approved ING USA's 2013 and 2012 return of capital distributions.
[6]	Connecticut Insurance Department approved ILIAC's $174.0 extraordinary dividend as part of the May 8, 2013 extraordinary distribution. In December 2013, ILIAC paid a $90.0 ordinary dividend. In 2012, ILIAC paid $340.0 in distributions, which included a $190.0 ordinary dividend.
[7]	Colorado Insurance Division approved SLD’s 2013 and 2012 return of capital distributions.
[8]	Minnesota Insurance Division approved RLI’s 2013 distribution and 2012 dividend.